Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Schedule Of Redeemable Convertible Preferred Stock
As of June 30, 2025, and December 31, 2024, the Company’s redeemable convertible preferred stock consisted of the following (in thousands):

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series Seed	6,746	6,746	$3,000	$3,000
Series A	27,470	25,439	37,537	37,710
Series B-1	20,559	20,559	37,716	32,760
Series B-2	43,352	41,219	92,395	96,619

Total redeemable convertible preferred stock	98,127	93,963	$170,648	$170,089

As of December 31, 2024 and 2023, the Company’s redeemable convertible preferred stock consisted of the following (in thousands):

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series Seed	6,746	6,746	$3,000	$3,000
Series A	27,470	25,439	37,537	37,710
Series B-1	20,559	20,559	37,716	32,760
Series B-2	43,352	41,219	92,395	96,619

Total redeemable convertible preferred stock	98,127	93,963	$170,648	$170,089

The holders of the Company’s Seed Series, Series A, Series
B-1
and Series
B-2
redeemable convertible preferred stock (collectively, “redeemable convertible preferred stock”) have the following significant terms as of December 31, 2024.